RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Operations	$ 107	$ 202
Credit obligations	273	161
Capital expenditures and development projects	30	5
Total	410	368
Less: non-current	(139)	(148)
Current	$ 271	$ 220